Profit before taxation - Summary of General and Administration Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit Before Taxation [Abstract]
Staff costs and related expenses1	$ 71,000	$ 67,000		$ 48,000
Technical and Infrastructure costs	51,000	52,000		56,000
Audit and professional fees	31,000	29,000		33,000
Other administrative costs	23,000	27,000		22,000
General and administrative expenses	$ 176,000	$ 175,000	[1]	$ 159,000	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.